Income Taxes	6 Months Ended
Jun. 30, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES
10.	INCOME TAXES

Cayman Islands& BVI

The Company and Ucommune Group are tax-exempted companies incorporated in the Cayman Islands. A subsidiary, Ucommune International Limited, is incorporated in BVI. The foregoing companies are not subject to income tax.

United States (“U.S.”)

Ucommune N.Y. Corp. is incorporated in the U.S. and is subject to the U.S. federal income taxes. According to U.S. tax reform, a flat corporate income tax rate of 21% is effective beginning in 2018.

Hong Kong

Ucommune HK was established in Hong Kong and is subject to a two-tiered income tax rate for taxable income earned in Hong Kong effectively since April 1, 2018. The first 2,000 Hong Kong dollars of profits earned by a company is subject to be taxed at an income tax rate of 8.25%, while the remaining profits will continue to be taxed at the existing tax rate, 16.5%. No provision for Hong Kong profits tax has been made in the condensed consolidated financial statements as it has no assessable profit for the six months ended June 30, 2021 and 2022.

Singapore

Ucommune Singapore Pte. Ltd. was established in Singapore and is subject to Singapore corporate income taxes at the rate of 17% for the six months ended June 30, 2021 and 2022.

PRC

Effective from January 1, 2008, a new Enterprise Income Tax Law, or (“the New EIT Law”), combined the previous income tax laws for foreign invested and domestic invested enterprises in the PRC by the adoption of a unified tax rate of 25% for most enterprises with the following exceptions. According to the requirements of Cai Shui [2014] No. 26, enterprises that qualify as encouraged industrial enterprises located in Zhu Hai Heng Qin New Area (“Heng Qin New Area”) are subject to a tax rate of 15%. Shengguang Zhongshuo, as a company located in Heng Qin New Area, is qualified to enjoy the 15% preferential income tax rate.

According to Caishui [2019] No. 13, Caishui [2021] No. 12 and Caishui [2022] No.13, small and low-profit enterprises have updated their preferential tax conditions. The entity should meet the three conditions: 1. The annual taxable income does not exceed RMB3,000; 2. The number of employees does not exceed 300; 3. The total assets do not exceed RMB50,000.

For small, low-profit enterprises whose annual taxable income does not exceed RMB1,000, the preferential income tax rate was 2.5%; for the annual taxable income exceeding RMB1,000 but not more than RMB 3,000, the preferential income tax rate was 5%.

	For the six months ended June 30, 2021	For the six months ended June 30, 2022
	RMB	RMB
	(Unaudited)	(Unaudited)
Current tax expense	1,524	4,095
Deferred tax benefit	(442)	(323)
Total	1,082	3,772

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group’s deferred tax assets were as follows:

	As of December 31, 2021	As of June 30, 2022
	RMB	RMB
		(Unaudited)
Deferred tax assets:
Allowance for doubtful accounts	7,821	8,365
Impairment loss on long-lived assets and long-term prepaid expenses	42,634	67,684
Impairment loss on long-term investments	16,706	15,980
Accrued Liabilities	11,809	9,465
Deductible temporary difference related to advertising expenses	4,616	4,601
Deferred subsidy income	711	675
Net operating loss carrying forwards	317,242	337,490
Total deferred tax assets	401,539	444,260
Less: valuation allowance	(401,539)	(444,260)
Deferred tax assets, net	—	—

Net change in the valuation allowance of deferred tax assets are summarized as follows:

RMB
Net change of valuation allowance of Deferred tax assets
Balance at December 31, 2020	356,294
Additions-change to tax expense	66,093
NOL Reductions/expirations	(20,848)
Balance at December 31, 2021	401,539
Additions-change to tax expense	43,309
NOL Reductions/expirations	(588)
Balance at June 30, 2022	444,260

The significant components of deferred taxes liability were as follows:

	As of December 31, 2021	As of June 30, 2022
	RMB	RMB
		(Unaudited)
Deferred tax liabilities:
Acquired intangible assets	362	39

The aggregate NOLs as of June 30, 2022 was RMB1,841,326 deriving from entities in the PRC, Hong Kong, Singapore and U.S. The aggregate NOLs as of December 31, 2021 was RMB1,778,802 deriving from entities in the PRC, Hong Kong, Singapore and U.S. The cumulative net operating loss in the PRC can be carried forward for five years, to offset future net profits for income tax purposes. The NOLs will start to expire from 2022 if they are not used. The tax losses in Hong Kong, Singapore and U.S. can be carried forward without an expiration date.

The Group does not file combined or consolidated tax returns, therefore, losses from individual subsidiaries of the Group may not be used to offset other subsidiaries’ earnings within the Group. Valuation allowance is considered on each individual subsidiary basis. Valuation allowance of RMB401,539 and RMB444,260 had been provided as of December 31, 2021 and June 30, 2022, respectively, in respect of all deferred tax assets as it is considered more likely than not that the relevant deferred tax assets will not be realized in the foreseeable future.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

The Group has concluded that there are no significant uncertain tax positions requiring recognition in financial statements for the year ended December 31, 2021 and six months ended June 30, 2022. The Group did not incur any significant interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months. The Group has no material unrecognized tax benefits which would favorably affect the effective income tax rate in future years.

According to the PRC Tax Administration and Collection Law, the tax authority may require the taxpayer or the withholding agent to make delinquent tax payment within three years if the underpayment of taxes is resulted from the tax authority’s act or error. No late payment surcharge will be assessed under such circumstances. The statute of limitation will be three years if the underpayment of taxes is due to the computational errors made by the taxpayer or the withholding agent. Late payment surcharge will be assessed in such case. The statute of limitation will be extended to five years under special circumstances which are not clearly defined (but an underpayment of tax liability exceeding RMB100 is specifically listed as a “special circumstance”). The statute of limitation for transfer pricing related issue is ten years. There is no statute of limitation in the case of tax evasion.

Therefore, the Group is subject to examination by the PRC tax authorities based on the above.

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations was as follow:

	For the six months ended June 30, 2021	For the six months ended June 30, 2022
	RMB	RMB
	(Unaudited)	(Unaudited)
Loss before provision for income taxes and loss from equity method investment	(282,628)	(247,970)
Income tax expense computed at an applicable tax rate of 25%	(70,657)	(61,993)
Effect of non-deductible items	39,572	14,094
Effect of preferential tax rate	(850)	3,987
Effect of income tax rate difference in other jurisdictions	10,484	4,375
Change in valuation allowance	22,533	43,309
Total	1,082	3,772

New EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc. occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed a resident enterprise, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25% with the statute subject to the determination by PRC tax authorities.

If the Company were to be a non-resident for PRC tax purpose, dividends paid to it out of profits earned by PRC subsidiaries after January 1, 2008 would be subject to 10% withholding tax, if no tax treaty is applicable. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate may be reduced to 5%, if the investor holds at least 25% in the Foreign Invested Enterprise (“FIE”); or 10%, if the investor holds less than 25% in the FIE.